Document and Entity Information	May 12, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2021
Entity Registrant Name	Tilray, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38594
Entity Tax Identification Number	82-4310622
Entity Address, Address Line One	745 Fifth Avenue
Entity Address, Address Line Two	Suite 1602
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	519
Local Phone Number	322-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001731348
Title of 12(b) Security	Class 2 Common Stock, $0.0001 par value per share
Trading Symbol	TLRY
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1100 Maughan Rd.
Entity Address, City or Town	Nanaimo
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V9X 1J2